Colony Credit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Assets, Liabilities And Noncontrolling Interest In Deconsolidated Entity	Discontinued Operations
All of discontinued operations for 2019 and most of discontinued operations for 2018 represent the results of operations of (i) the industrial segment which includes direct compensation and administrative expenses of the industrial business, and (ii) associated fee income, equity method earnings from the Company's general partner interest in the industrial open-end fund, predominantly carried interest, and compensation related to carried interest sharing, which are reported under the investment management segment.
The first three months of 2018 also included income from discontinued operations of $0.1 million related to certain properties in the THL Hotel Portfolio acquired in July 2017 that qualified as held for sale at the time of foreclosure. Such properties were fully disposed in the second quarter of 2018.
Income from discontinued operations is presented below.

	Three Months Ended March 31,
(In thousands)	2019	2018
Revenues
Property operating income	$81,232	$68,353
Fee income	2,472	1,314
Interest and other income	1,140	1,116
Revenues from discontinued operations	84,844	70,783
Expenses
Property operating expense	22,337	21,400
Interest expense	14,627	10,190
Investment and servicing expense	530	74
Depreciation and amortization	39,445	29,945
Compensation expense—cash and equity-based (1)	2,659	2,395
Compensation expense—carried interest (2)	(221)	859
Administrative expenses	1,629	1,317
Expenses from discontinued operations	81,006	66,180
Other income (loss)
Gain from sale of real estate	22,848	2,293
Other loss, net	(8)	—
Equity method earnings (loss), including carried interest	(472)	2,183
Income from discontinued operations before income taxes	26,206	9,079
Income tax benefit (expense)	87	15
Income from discontinued operations	26,293	9,094
Income from discontinued operations attributable to:
Noncontrolling interests in investment entities	17,309	5,019
Noncontrolling interests in Operating Company	545	244
Income from discontinued operations attributable to Colony Capital, Inc.	$8,439	$3,831
__________
(1)
Includes equity-based compensation of $0.7 million and $0.5 million for the three months ended March 31, 2019 and 2018, respectively.
The following table presents the assets, liabilities and noncontrolling interests of the CLNY Investment Entities that were deconsolidated on January 31, 2018:

(In thousands)	January 31, 2018
Assets
Cash and cash equivalents	$99,883
Restricted cash	41,270
Real estate	219,748
Loans receivable	1,287,994
Investments in unconsolidated ventures	208,738
Deferred leasing costs and intangible assets	10,831
Other assets	25,755
1,894,219
Liabilities
Debt	$379,927
Accrued and other liabilities	41,318
421,245
Noncontrolling interests
Noncontrolling interests—investment entities	330,980
Noncontrolling interests—Operating Company	64,294
395,274
Equity attributable to Colony Capital, Inc.	$1,077,700

Income or loss from discontinued operations is presented below.

	Year Ended December 31,
(In thousands)	2018	2017	2016
Revenues
Property operating income	$288,367	$284,051	$194,670
Fee income	7,378	4,022	—
Interest and other income	3,775	4,742	1,687
Revenues from discontinued operations	299,520	292,815	196,357
Expenses
Property operating expenses	84,162	87,726	55,924
Interest expense	42,713	47,594	44,834
Investment and servicing expense	436	542	167
Transaction costs	—	—	921
Placement fees	234	1,650	—
Depreciation and amortization	129,104	109,265	88,854
Impairment loss	948	44	407
Compensation expense—cash and equity-based (1)	11,156	8,119	7,856
Compensation expense—carried interest	4,696	—	—
Administrative expenses	4,569	4,703	2,699
Expenses from discontinued operations	278,018	259,643	201,662
Other income
Gain on sale of real estate	7,633	22,504	2,888
Equity method earnings, including carried interest	10,636	1,868	27
Income (loss) from discontinued operations before income taxes	39,771	57,544	(2,390)
Income tax expense	(189)	(2,096)	(586)
Income (loss) from discontinued operations	39,582	55,448	(2,976)
Income (loss) from discontinued operations attributable to:
Noncontrolling interests in investment entities	21,260	24,407	(1,924)
Noncontrolling interests in Operating Company	1,113	1,249	(168)
Income (loss) from discontinued operations attributable to Colony Capital, Inc.	$17,209	$29,792	$(884)

__________
(1)
Includes equity-based compensation of $2.9 million, $3.3 million and $0.6 million for the years ended December 31, 2018, 2017 and 2016, respectively.